Condensed Group Statement of Changes in Equity - USD ($) $ in Millions		Share capital	Share premium	Capital redemption reserve	Treasury shares	Other reserves [1]	Retained earnings [2]	Total
Balance at beginning of period at Dec. 31, 2024		$ 175	$ 615	$ 20	$ (66)	$ (497)	$ 5,018	$ 5,265
Attributable profit for the period	[3]						293	293
Other comprehensive income	[3]					150	2	152
Total comprehensive income for the period						150	295	445	[3]
Equity dividends declared and paid							(202)	(202)
Share-based payments recognised							21	21
Taxation on share-based payments							6	6
Cost of shares transferred to beneficiaries					18		(17)	1
Balance at end of period at Jun. 28, 2025		175	615	20	(48)	(347)	5,121	5,536
Balance at beginning of period at Dec. 31, 2025		175	615	20	(515)	(329)	5,323	5,289
Attributable profit for the period	[3]						303	303
Other comprehensive income	[3]					2	(1)	1
Total comprehensive income for the period						2	302	304	[3]
Equity dividends declared and paid							(205)	(205)
Share-based payments recognised							34	34
Taxation on share-based payments							5	5
Purchase of own shares	[1]				(250)			(250)
Cost of shares transferred to beneficiaries					32		(29)	3
Balance at end of period at Jun. 27, 2026		$ 175	$ 615	$ 20	$ (733)	$ (327)	$ 5,430	$ 5,180

[1]	Refer to Note 8 for further information.
[2]	Within retained earnings is a non-distributable capital reserve of $2,266m (1 January 2026: $2,266m, 28 June 2025: $2,266m) which arose as a result of the Group’s reorganisation in 2008.
[3]	Attributable to the equity holders of the parent and wholly derived from continuing operations.